Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Option Grants

Historically, grants of stock options to our NEOs have been approved at regularly scheduled meetings of the Board and the Compensation Committee, except for special situations such as in connection with hiring or promotion. The Company did not grant any awards of stock options or similar option-like instruments during 2025. Furthermore, the Company does not schedule the grants of stock options in anticipation of the release of material, non-public information (MNPI), nor does the Company time the release of MNPI based on stock option grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company did not grant any awards of stock options or similar option-like instruments during 2025. Furthermore, the Company does not schedule the grants of stock options in anticipation of the release of material, non-public information (MNPI), nor does the Company time the release of MNPI based on stock option grant dates or for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company does not schedule the grants of stock options in anticipation of the release of material, non-public information (MNPI), nor does the Company time the release of MNPI based on stock option grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false